As filed with the Securities and Exchange Commission on February 10, 2020.

File Nos. 002-11346
811-00537

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 123	(X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 68	(X)

FRANKLIN CUSTODIAN FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date)pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of February, 2020.

FRANKLIN CUSTODIAN FUNDS

(Registrant)

 By: /s/Steve J. Gray

Steve J. Gray

Vice President and Co-secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS* Edward D. Perks	President and Chief Executive Officer – Investment Management Dated: February 7, 2020
MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer - Finance and Administration Dated: February 7, 2020
GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: February 7, 2020
HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: February 7, 2020
TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: February 7, 2020
MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: February 7, 2020
EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: February 7, 2020
GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: February 7, 2020
RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: February 7, 2020
J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: February 7, 2020
LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: February 7, 2020

*By   /s/Steve J. Gray

Steve J. Gray, Attorney-in-Fact

 (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase